Financial Instruments	6 Months Ended
Jun. 30, 2021
Financial Instruments
Financial Instruments

4)   Financial instruments

As detailed in the Group’s most recent annual financial statements, the principal financial instruments consist of derivative financial instruments, other investments, trade and other receivables, cash and cash equivalents, trade and other payables, lease liabilities and interest-bearing loans and borrowings. During the period, equity investments previously categorised as Level 3 in the fair-value hierarchy (carrying value of $108m at 31 December 2020) are now categorised as Level 1 (carrying value of $133m at 30 June 2021) on availability of quoted prices in the market. There have been no other changes of significance to the categorisation or fair-value hierarchy classification of financial instruments from those detailed in the Notes to the Group Financial Statements in the Annual Report and Form 20-F Information 2020.

The Group holds certain equity investments that are categorised as Level 3 in the fair-value hierarchy and for which fair-value gains of $nil (Q2 2020: $65m gain) have been recognised in the six months ended 30 June 2021. All other fair-value gains and/or losses that are presented in Net gains on equity investments measured at fair value through other comprehensive income in the Condensed consolidated statement of comprehensive income for the six months ended 30 June 2021 are Level 1 fair-value measurements.

Financial instruments measured at fair value include $1,134m of other investments, $13,637m held in money-market funds, $329m of loans designated at fair value through profit or loss, $359m of loans designated in a fair-value hedge relationship and $145m of derivatives as at 30 June 2021. The total fair value of interest-bearing loans and borrowings at 30 June 2021, which have a carrying value of $27,495m in the Condensed consolidated statement of financial position, was $30,412m. Contingent consideration liabilities arising on business combinations have been classified under Level 3 in the fair-value hierarchy and movements in fair value are shown below:

Table 49: Financial instruments - contingent consideration

	2021			2020
	Diabetes
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	2,932	391	3,323	4,139
Settlements	(304)	(5)	(309)	(353)
Revaluations	82	–	82	(44)
Discount unwind	99	13	112	141
At 30 June	2,809	399	3,208	3,883

Contingent consideration arising from business combinations is fair-valued using decision-tree analysis, with key inputs including the probability of success, consideration of potential delays and the expected levels of future revenues.

The contingent consideration balance relating to BMS’s share of the global diabetes alliance of $2,809m (31 December 2020: $2,932m) would increase/decline by $281m with an increase/decline in sales of 10%, as compared with the current estimates.